Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Loss for the period	£ (1,318)	£ (2,748)	£ (7,712)	£ (4,385)
Basic and diluted weighted average number of shares	31,811	24,185	31,811	24,185
Basic and diluted loss per share	£ (0.04)	£ (0.11)	£ (0.24)	£ (0.18)